Property and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 6 - PROPERTY AND EQUIPMENT

Property and equipment consists of the following at (in thousands):

	December 31,
	2013	2012

Computer equipment	$225	$238
Office furniture and fixtures	109	113
Leasehold improvements	26	43
Total property and equipment	360	394

Less accumulated depreciation and amortization	(224)	(215)

Property and equipment, net	$136	$179

Depreciation and amortization expense related to property and equipment for the years ended December 31, 2013 and 2012, totaled $73,000, and $67,000, respectively.